UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07168)

Hennessy Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments
July 31, 2008
Hennessy Cornerstone Growth Fund, Series II (Unaudited)
				% of
		Shares	Value	Net Assets
COMMON STOCKS - 98.58%
Consumer Discretionary - 9.58%
America's Car Mart, Inc. (a)		78,400	$1,561,728	2.31%
Exide Technologies (a)		83,900	1,325,620	1.97%
Hasbro, Inc.		39,400	1,525,568	2.26%
Overstock.com, Inc. (a)		54,200	962,592	1.43%
Stoneridge, Inc. (a)		82,400	1,085,208	1.61%
			6,460,716	9.58%
Consumer Staples - 4.94%
Cal-Maine Foods, Inc.		48,600	1,841,940	2.73%
Flowers Foods, Inc.		49,600	1,491,472	2.21%
			3,333,412	4.94%
Energy - 16.83%
Enbridge, Inc. (b)		32,600	1,430,488	2.12%
Gulf Island Fabrication, Inc.		28,700	1,272,845	1.89%
Hess Corp.		11,100	1,125,540	1.67%
Interoil Corp. (a)(b)		47,800	1,332,186	1.98%
Murphy Oil Corp.		14,300	1,140,139	1.69%
Oil States International, Inc. (a)		22,200	1,218,336	1.81%
PHI, Inc. (a)		35,000	1,405,950	2.08%
Statoil ASA - ADR (b)		37,600	1,217,488	1.80%
Willbros Group, Inc. (a)(b)		32,100	1,206,318	1.79%
			11,349,290	16.83%
Health Care - 2.15%
Hanger Orthopedic Group, Inc. (a)		85,200	1,452,660	2.15%
Industrials - 19.20%
Aecom Technology Corp. (a)		43,200	1,229,904	1.82%
Clean Harbors, Inc. (a)		19,800	1,545,192	2.29%
EnerSys (a)		41,100	1,326,708	1.97%
ENGlobal Corp. (a)		98,700	1,217,958	1.81%
Fluor Corp.		15,200	1,236,520	1.83%
Metalico, Inc. (a)		80,200	1,235,080	1.83%
Reliance Steel & Aluminum Co.		18,200	1,149,512	1.70%
Ryder System, Inc.		20,400	1,345,584	2.00%
SPX Corp.		10,700	1,356,546	2.01%
Stanley, Inc. (a)		41,900	1,308,537	1.94%
			12,951,541	19.20%
Information Technology - 14.42%
Celestica, Inc. (a)(b)		166,800	1,326,060	1.96%
Hackett Group, Inc. (a)		244,900	1,562,462	2.32%
Mantech International Corp. - Class A (a)		29,200	1,630,528	2.42%
Multi-Fineline Electronix, Inc. (a)		50,800	1,355,344	2.01%
NCI, Inc. (a)		61,400	1,465,618	2.17%
UTstarcom, Inc. (a)		257,000	1,213,040	1.80%
Western Digital Corp. (a)		40,700	1,171,753	1.74%
			9,724,805	14.42%
Materials - 21.19%
Airgas, Inc.		24,100	1,380,448	2.05%
AK Steel Holding Corp.		23,800	1,511,300	2.24%
Arcelor Mittal - ADR (b)		15,900	1,389,978	2.06%
Celanese Corp.		33,200	1,279,196	1.89%
General Steel Holdings, Inc. (a)		89,500	1,322,810	1.96%
Gerdau Ameristeel Corp. (b)		72,800	1,161,888	1.72%
Innophos Holdings, Inc.		44,000	1,292,280	1.92%
Olympic Steel, Inc.		18,500	940,725	1.39%
Schnitzer Steel Industries, Inc.		12,300	1,109,952	1.65%
Steel Dynamics, Inc.		36,000	1,140,480	1.69%
Stepan Co.		30,800	1,766,688	2.62%
			14,295,745	21.19%
Utilities - 10.27%
The Laclede Group, Inc.		34,800	1,475,868	2.19%
MDU Resources Group, Inc.		40,300	1,285,973	1.90%
Otter Tail Corp.		36,200	1,641,308	2.43%
TECO Energy, Inc.		65,400	1,213,170	1.80%
Vectren Corp.		45,000	1,314,000	1.95%
			6,930,319	10.27%
TOTAL COMMON STOCKS (Cost $66,736,131)			$66,498,488	98.58%
		Principal		% of
		Amount	Value	Net Assets
SHORT TERM INVESTMENTS - 1.67%
Variable Rate Demand Notes# - 1.67%
American Family Financial Services, Inc.
1.7635%		$1,124,057	$1,124,057	1.67%
Fidelity Money Market Portfolio
2.5400%		139	139	0.00%
Total Variable Rate Demand Notes ( Cost $1,124,196)			1,124,196	1.67%
TOTAL SHORT TERM INVESTMENTS (Cost $1,124,196)			$1,124,196	1.67%
Total Investments (Cost $67,860,327) - 100.25%			$67,622,684	100.25%
Liabilities in Excess of Other Assets - (0.25)%			(170,428)	(0.25)%
TOTAL NET ASSETS - 100.00%			$67,452,256	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a) Non Income Producing
(b) Foreign Issued Security
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of July 31, 2008.

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows*:

Cost of investments		$68,836,993
	Gross unrealized appreciation	2,801,870
	Gross unrealized depreciation	(4,016,179)
Net unrealized depreciation		$(1,214,309)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hennessy Funds Trust

By (Signature and Title)                      /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date           9/18/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date            9/18/08
By (Signature and Title)*                    /s/ Teresa M. Nilsen
Teresa M. Nilsen,
Treasurer
(Principal Executive Officer)
Date         9/18/08